Fair Value (Assets And Liabilities Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market demand accounts and investment grade fixed income securities	$ 60,400	$ 45,400
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market demand accounts and investment grade fixed income securities	60,425	45,363
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market demand accounts and investment grade fixed income securities	0	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market demand accounts and investment grade fixed income securities	$ 0	$ 0